UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-08403

AB INSTITUTIONAL FUNDS, INC.

(Exact name of registrant as specified in charter)

1345 Avenue of the Americas, New York, New York 10105

(Address of principal executive offices) (Zip code)

Joseph J. Mantineo

AllianceBernstein L.P.

1345 Avenue of the Americas

New York, New York 10105

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 221-5672

Date of fiscal year end: October 31, 2017

Date of reporting period: July 31, 2017

ITEM 1.	SCHEDULE OF INVESTMENTS.

AB Institutional Funds, Inc.

AB Global Real Estate Investment Fund II

Portfolio of Investments

July 31, 2017 (unaudited)

Company	Shares	U.S. $ Value
COMMON STOCKS - 99.8%
Real Estate - 94.9%
Diversified Real Estate Activities - 7.0%
City Developments Ltd.	426,700	$3,541,891
Leopalace21 Corp.	236,900	1,689,356
Mitsubishi Estate Co., Ltd.	106,300	1,932,848
Mitsui Fudosan Co., Ltd.	344,800	7,913,240
Sumitomo Realty & Development Co., Ltd.	127,000	3,844,587
Wharf Holdings Ltd. (The)	348,000	2,957,875
Wheelock & Co., Ltd.	163,000	1,228,285

		23,108,082

Diversified REITs - 12.6%
Armada Hoffler Properties, Inc.	234,713	3,112,294
Empire State Realty Trust, Inc.-Class A	204,750	4,277,228
GPT Group (The)	819,640	3,142,556
Gramercy Property Trust	170,686	5,158,131
H&R Real Estate Investment Trust	120,760	2,043,743
Heiwa Real Estate REIT, Inc.	1,273	1,050,970
Hispania Activos Inmobiliarios SOCIMI SA	122,660	2,212,924
Hulic Reit, Inc.	990	1,559,826
ICADE	55,145	4,734,765
Liberty Property Trust	91,510	3,845,250
Merlin Properties Socimi SA	172,372	2,319,729
Mirvac Group	2,257,550	3,921,265
Washington Real Estate Investment Trust	122,270	4,087,486

		41,466,167

Health Care REITs - 5.2%
Healthcare Realty Trust, Inc.	100,650	3,351,645
Medical Properties Trust, Inc.	238,920	3,101,182
Sabra Health Care REIT, Inc. (a)	98,930	2,295,176
Welltower, Inc.	117,270	8,606,445

		17,354,448

Hotel & Resort REITs - 3.2%
MGM Growth Properties LLC-Class A	111,960	3,350,963
Park Hotels & Resorts, Inc.	109,980	2,961,761
RLJ Lodging Trust	100,030	2,116,635
Summit Hotel Properties, Inc.	115,970	2,079,342

		10,508,701

Industrial REITs - 7.8%
Goodman Group	302,600	1,928,390
LaSalle Logiport REIT	1,671	1,680,442
Mapletree Logistics Trust	2,736,500	2,422,138
Monmouth Real Estate Investment Corp.-Class A	163,970	2,526,778
PLA Administradora Industrial S de RL de CV (b)	511,500	891,551
Prologis, Inc.	35,340	2,149,025
Pure Industrial Real Estate Trust	318,810	1,628,891
Rexford Industrial Realty, Inc.	158,680	4,525,554
Segro PLC	458,184	3,188,820
STAG Industrial, Inc.	173,150	4,725,264

		25,666,853

Office REITs - 13.5%
Alexandria Real Estate Equities, Inc.	40,800	4,947,000

Company	Shares	U.S. $ Value
Allied Properties Real Estate Investment Trust	77,238	$2,363,449
Axiare Patrimonio SOCIMI SA	122,080	2,279,777
Beni Stabili SpA SIIQ	2,268,140	1,812,392
Boston Properties, Inc.	50,964	6,162,057
Brandywine Realty Trust	131,310	2,207,321
Columbia Property Trust, Inc.	197,950	4,305,413
Corporate Office Properties Trust	71,620	2,384,230
Daiwa Office Investment Corp.	374	1,842,016
Derwent London PLC	94,480	3,549,857
Hudson Pacific Properties, Inc.	127,570	4,174,090
Investa Office Fund	564,424	2,050,711
Japan Real Estate Investment Corp.	363	1,906,454
MCUBS MidCity Investment Corp.	548	1,665,200
Workspace Group PLC	247,850	2,992,173

		44,642,140

Real Estate Development - 3.3%
Cheung Kong Property Holdings Ltd.	1,096,000	8,863,157
TAG Immobilien AG	126,600	2,077,365

		10,940,522

Real Estate Operating Companies - 8.2%
BUWOG AG (b)	78,521	2,308,492
CA Immobilien Anlagen AG	124,910	3,223,533
Deutsche Wohnen AG	85,820	3,400,914
Entra ASA (c)	225,519	2,997,226
Fabege AB	158,040	3,121,503
Hongkong Land Holdings Ltd.	446,100	3,352,213
Inmobiliaria Colonial SA	328,036	3,059,740
Vonovia SE	141,773	5,745,329

		27,208,950

Residential REITs - 12.7%
American Homes 4 Rent-Class A	142,210	3,272,252
AvalonBay Communities, Inc.	15,300	2,942,955
Camden Property Trust	50,210	4,503,837
Education Realty Trust, Inc.	61,740	2,318,337
Essex Property Trust, Inc.	27,570	7,215,069
Independence Realty Trust, Inc.	259,202	2,620,532
Japan Rental Housing Investments, Inc.	2,616	1,948,148
Killam Apartment Real Estate Investment Trust	183,560	1,805,050
Mid-America Apartment Communities, Inc.	73,660	7,626,020
Sun Communities, Inc.	51,178	4,555,354
UNITE Group PLC (The)	342,190	3,030,153

		41,837,707

Retail REITs - 16.4%
Brixmor Property Group, Inc.	211,720	4,147,595
Eurocommercial Properties NV	57,500	2,326,922
Frontier Real Estate Investment Corp.	422	1,804,826
Fukuoka REIT Corp.	1,245	1,919,815
GGP, Inc.	264,820	5,987,580
Kenedix Retail REIT Corp.	751	1,647,809
Klepierre	80,334	3,269,396
Link REIT	884,360	7,179,800
National Retail Properties, Inc.	77,440	3,096,051
Realty Income Corp.	125,580	7,165,595

Company	Shares	U.S. $ Value
Retail Opportunity Investments Corp.	136,080	$2,759,702
Scentre Group	600,200	1,984,697
Simon Property Group, Inc.	45,740	7,249,790
Urban Edge Properties	140,830	3,539,058

		54,078,636

Specialized REITs - 5.0%
Digital Realty Trust, Inc.	58,510	6,748,543
Equinix, Inc.	7,600	3,425,548
National Storage Affiliates Trust	154,200	3,540,432
Public Storage	14,200	2,919,094

		16,633,617

		313,445,823

Transportation - 1.9%
Airport Services - 0.5%
Sydney Airport	311,350	1,678,244

Highways & Railtracks - 0.8%
Transurban Group	292,390	2,670,257

Railroads - 0.6%
East Japan Railway Co.	20,000	1,875,646

		6,224,147

Materials - 1.9%
Construction Materials - 1.9%
Anhui Conch Cement Co., Ltd.-Class H	559,500	2,066,963
Fletcher Building Ltd.	277,570	1,666,237
Grupo Cementos de Chihuahua SAB de CV	453,300	2,367,268

		6,100,468

Banks - 0.7%
Thrifts & Mortgage Finance - 0.7%
Aareal Bank AG	57,810	2,411,169

Media - 0.4%
Movies & Entertainment - 0.4%
Regal Entertainment Group-Class A	75,680	1,439,434

Total Common Stocks (cost $294,881,461)		329,621,041

SHORT-TERM INVESTMENTS - 1.3%
Investment Companies - 1.3%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio-Class AB, 0.86% (d)(e) (cost $4,340,541)	4,340,541	4,340,541

Total Investments Before Security Lending Collateral for Securities Loaned - 101.1% (cost $299,222,002)		333,961,582

Company	Shares	U.S. $ Value
INVESTMENTS OF CASH COLLATERAL FOR SECURITIES LOANED - 0.7%
Investment Companies - 0.7%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio-Class AB, 0.86% (d)(e) (cost $2,349,587)	2,349,587	$2,349,587

Total Investments - 101.8% (cost $301,571,589) (f)		336,311,169
Other assets less liabilities - (1.8)%		(6,046,083)

Net Assets - 100.0%		$330,265,086

FORWARD CURRENCY EXCHANGE CONTRACTS

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
Bank of America, NA	JPY	437,951	USD	3,931	8/16/17	$(44,137)
Bank of America, NA	MXN	15,500	USD	868	11/15/17	11,848
Bank of America, NA	USD	1,185	SEK	9,682	11/15/17	21,328
Barclays Bank PLC	NOK	21,400	USD	2,468	8/16/17	(254,104)
Barclays Bank PLC	USD	819	NOK	6,535	8/16/17	12,120
Barclays Bank PLC	USD	666	SGD	923	8/16/17	14,964
BNP Paribas SA	EUR	3,054	USD	3,288	8/16/17	(329,581)
BNP Paribas SA	USD	3,070	JPY	331,314	8/16/17	(63,320)
BNP Paribas SA	USD	1,219	MXN	23,200	8/16/17	81,379
Citibank, NA	CLP	550,226	USD	829	8/16/17	(17,395)
Citibank, NA	EUR	2,638	USD	2,881	8/16/17	(244,516)
Citibank, NA	USD	840	AUD	1,117	8/16/17	53,932
Citibank, NA	USD	844	CLP	550,226	8/16/17	2,347
Citibank, NA	USD	626	EUR	571	8/16/17	50,340
Citibank, NA	USD	3,788	GBP	2,925	8/16/17	73,431
Citibank, NA	USD	1,094	SEK	9,654	8/16/17	102,647
Deutsche Bank AG	GBP	811	USD	1,033	8/16/17	(37,707)
Goldman Sachs Bank USA	NZD	1,302	USD	896	8/16/17	(81,110)
Goldman Sachs Bank USA	USD	940	JPY	106,637	8/16/17	27,936
HSBC Bank USA	USD	932	AUD	1,232	8/16/17	53,417
JPMorgan Chase Bank, NA	MXN	16,259	USD	894	8/16/17	(17,226)
JPMorgan Chase Bank, NA	USD	848	GBP	655	8/16/17	16,411
Morgan Stanley & Co., Inc.	USD	1,640	CHF	1,622	8/16/17	38,413
Royal Bank of Scotland PLC	MXN	34,024	USD	1,746	8/16/17	(160,543)
Royal Bank of Scotland PLC	USD	925	CAD	1,228	8/16/17	60,224
State Street Bank & Trust Co.	CAD	1,228	USD	981	8/16/17	(3,950)
State Street Bank & Trust Co.	EUR	1,163	USD	1,292	8/16/17	(85,658)
State Street Bank & Trust Co.	USD	1,296	CHF	1,292	8/16/17	40,911
State Street Bank & Trust Co.	MXN	671	USD	38	11/15/17	528

						$(677,071)

(a)	Represents entire or partial securities out on loan.
(b)	Non-income producing security.

(c)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security is considered restricted, but liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2017, the market value of this security amounted to $2,997,226 or 0.9% of net assets.
(d)	Investment in affiliated money market mutual fund. The rate shown represents the 7-day yield as of period end.
(e)	To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.
(f)	As of July 31, 2017, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $40,068,125 and gross unrealized depreciation of investments was $(5,328,545), resulting in net unrealized appreciation of $34,739,580.

Please note: The sector classifications presented herein are based on the sector categorization methodology of the Adviser.

Currency Abbreviations:

AUD	-	Australian Dollar
CAD	-	Canadian Dollar
CHF	-	Swiss Franc
CLP	-	Chilean Peso
EUR	-	Euro
GBP	-	Great British Pound
JPY	-	Japanese Yen
MXN	-	Mexican Peso
NOK	-	Norwegian Krone
NZD	-	New Zealand Dollar
SEK	-	Swedish Krona
SGD	-	Singapore Dollar
USD	-	United States Dollar

Glossary:

REIT	-	Real Estate Investment Trust

Country Breakdown*

July 31, 2017 (unaudited)

52.0%	United States
10.3%	Japan
7.1%	Hong Kong
5.2%	Australia
4.1%	Germany
3.8%	United Kingdom
2.9%	Spain
2.4%	France
2.3%	Canada
1.8%	Singapore
1.7%	Austria
1.0%	Mexico
0.9%	Sweden
3.2%	Other
1.3%	Short-Term

100.0%	Total Investments

*	All data are as of July 31, 2017. The Fund’s country breakdown is expressed as a percentage of total investments (excluding security lending collateral) and may vary over time. “Other” country weightings represent 0.9% or less in the following countries: Chile, Italy, Netherland, New Zealand and Norway.

AB Institutional Funds, Inc.

AB Global Real Estate Investment Fund II

July 31, 2017 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of July 31, 2017:

Investments in Securities:	Level 1		Level 2		Level 3			Total
Assets:
Common Stocks:
Real Estate	$211,774,006		$101,671,817		$	– 0	–	$313,445,823
Transportation	– 0	–	6,224,147			– 0	–	6,224,147
Materials	2,367,268		3,733,200			– 0	–	6,100,468
Banks	– 0	–	2,411,169			– 0	–	2,411,169
Media	1,439,434		– 0	–		– 0	–	1,439,434
Short-Term Investments	4,340,541		– 0	–		– 0	–	4,340,541
Investments of Cash Collateral for Securities Loaned in Affiliated Money Market Fund	2,349,587		– 0	–		– 0	–	2,349,587

Total Investments in Securities	222,270,836		114,040,333	(a)		– 0	–	336,311,169
Other Financial Instruments (b):
Assets:
Forward Currency Exchange Contracts	– 0	–	662,176			– 0	–	662,176
Liabilities:
Forward Currency Exchange Contracts	– 0	–	(1,339,247)			– 0	–	(1,339,247)

Total (c)	$222,270,836		$113,363,262		$	– 0	–	$335,634,098

(a)	A significant portion of the Fund’s foreign equity investments are categorized as Level 2 investments since they are valued using fair value prices based on third party vendor modeling tools to the extent available.
(b)	Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/(depreciation) on the instrument.
(c)	An amount of $16,212,896 was transferred from Level 2 to Level 1 due to increase in trading volume during the reporting period.

The Fund recognizes all transfers between levels of the fair value hierarchy assuming the financial instruments were transferred at the beginning of the reporting period.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value.

	Common Stocks - Real Estate			Total
Balance as of 10/31/16		$775,581			$775,581
Accrued discounts/(premiums)		– 0	–		– 0	–
Realized gain (loss)		(289,503)			(289,503)
Change in unrealized appreciation/depreciation		888,258			888,258
Purchases		– 0	–		– 0	–
Sales		(1,374,336)			(1,374,336)
Transfers in to Level 3		– 0	–		– 0	–
Transfers out of Level 3		– 0	–		– 0	–

Balance as of 7/31/17	$	– 0	–	$	– 0	–

Net change in unrealized appreciation/depreciation from investments held as of 7/31/17	$	– 0	–	$	– 0	–

The Adviser established the Valuation Committee (the “Committee”) to oversee the pricing and valuation of all securities held in the Fund. The Committee operates under pricing and valuation policies and procedures established by the Adviser and approved by the Board, including pricing policies which set forth the mechanisms and processes to be employed on a daily basis to implement these policies and procedures. In particular, the pricing policies describe how to determine market quotations for securities and other instruments. The Committee’s responsibilities include: 1) fair value and liquidity determinations (and oversight of any third parties to whom any responsibility for fair value and liquidity determinations is delegated), and 2) regular monitoring of the Adviser’s pricing and valuation policies and procedures and modification or enhancement of these policies and procedures (or recommendation of the modification of these policies and procedures) as the Committee believes appropriate.

The Committee is also responsible for monitoring the implementation of the pricing policies by the Adviser’s Pricing Group (the “Pricing Group”) and any third party which performs certain pricing functions in accordance with the pricing policies. The Pricing Group is responsible for the oversight of the third party on a day-to-day basis. The Committee and the Pricing Group perform a series of activities to provide reasonable assurance of the accuracy of prices including: 1) periodic vendor due diligence meetings, review of methodologies, new developments and process at vendors, 2) daily comparison of security valuation versus prior day for all securities that exceeded established thresholds, and 3) daily review of unpriced, stale, and variance reports with exceptions reviewed by senior management and the Committee.

In addition, several processes outside of the pricing process are used to monitor valuation issues including: 1) performance and performance attribution reports are monitored for anomalous impacts based upon benchmark performance, and 2) portfolio managers review all portfolios for performance and analytics (which are generated using the Adviser’s prices).

A summary of the Fund’s transactions in shares of the AB Fixed Income Shares, Inc. - Government Money Market Portfolio for the nine months ended July 31, 2017 is as follows:

Market Value 10/31/16 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 7/31/17 (000)	Dividend Income (000)
$1,192	$86,810	$83,661	$4,341	$7

A summary of the Fund’s transactions investments of cash collateral for securities loaned transactions is as follows:

AB Fixed Income Shares, Inc. - Government Money Market Portfolio

Market Value 4/30/17 (000)		Purchases at Cost (000)	Sales Proceeds (000)	Market Value 7/31/17 (000)	Dividend Income (000)
$	– 0 –	$19,041	$16,691	$2,350	$3

ITEM 2.	CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective at the reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no changes in the registrant’s internal controls over financial reporting that occurred during the second fiscal quarter of the period that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

The following exhibits are attached to this Form N-Q:

EXHIBIT NO.	DESCRIPTION OF EXHIBIT

3 (a) (1)	Certification of Principal Executive Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

3 (a) (2)	Certification of Principal Financial Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): AB Institutional Funds, Inc.

By:	/s/ Robert M. Keith
Robert M. Keith
President

Date:	September 22, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Robert M. Keith
Robert M. Keith
President

Date:	September 22, 2017

By:	/s/ Joseph J. Mantineo
Joseph J. Mantineo
Treasurer and Chief Financial Officer

Date:	September 22, 2017